Thrivent Church Loan and Income Fund
901 Marquette Avenue, Suite 2500
Minneapolis, Minnesota 55402-3211
July 31, 2020
EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549
RE:	Thrivent Church Loan and Income Fund (the “Registrant”) 1933 Act File No. 333-226163; 811-13362 Post-effective Amendment No. 2 to the Registration Statement on Form N-2 (the “Amendment”)
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned certifies on behalf of the Registrant that the form of the Registrant’s prospectus and statement of additional information that would have been filed by the Registrant pursuant to Rule 497(c) would not have differed from that contained in the Amendment that was filed electronically on July 29, 2020.
If you have any questions or comments concerning the foregoing, please do not hesitate to call me at (612) 844-7190.
Sincerely,
/s/ John D. Jackson
John D. Jackson
Assistant Secretary